RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details 2) - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Dec. 01, 2019
December 1, 2021 ? November 30, 2022	$ 65,187
December 1, 2022 ? November 30, 2023	69,093
December 1, 2023 ? November 30, 2024	5,785
Total	140,065
Effect of discounting	(4,890)
Total present value of lease liabilities	135,175
Less: current portion	$ (61,703)